Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between standard and effective income tax:
Result before tax	€ (391)	€ 827
Income tax calculated using weighted average applicable statutory tax rates	(94)	188
Difference due to the effects of:
Non-taxable income	(39)	(103)
Non-tax deductible expenses	12	15
Changes in tax rate/base	1	24
Different tax rates on overseas earnings	3	3
Tax credits	(34)	(43)
Other taxes		(17)
Adjustments to prior years	(36)	12
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	9	8
Non-recognition of deferred tax assets	20	9
Tax effect of (profit) / losses from joint ventures and associates	(47)	(19)
Other	(3)	(7)
Differences due to the effects of	(115)	(118)
Income tax for the period (income) / charge	€ (209)	€ 71	[1]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.